Investments held to maturity (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities:
Brazilian government securities	R$ 26,738,940	R$ 30,241,947
Corporate debt securities	12,259,564	12,739,187
Brazilian sovereign bonds	7,614	20,894
Total	39,006,118	43,002,028
Gross unrealized gains
Securities:
Brazilian government securities	2,442,844	2,918,273
Corporate debt securities	126,092	28,750
Brazilian sovereign bonds	0	878
Total	2,568,936	2,947,901
Gross unrealized losses
Securities:
Brazilian government securities	(6,489)	(306,566)
Corporate debt securities	(421,874)	(1,388,614)
Brazilian sovereign bonds	(420)	0
Total	(428,783)	(1,695,180)
Fair value
Securities:
Brazilian government securities	29,175,295	32,853,654
Corporate debt securities	11,963,782	11,379,323
Brazilian sovereign bonds	7,194	21,772
Total	R$ 41,146,271	R$ 44,254,749